Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended
	Dec. 30, 2019	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000215611
Account Value [Line Items]
Line Graph and Table Measure Name			Standpoint Multi-Asset Fund - Institutional Class
Accumulated Value	$ 25,000	$ 25,625		$ 35,734	$ 37,035	$ 37,834	$ 42,671	$ 44,142
C000215610
Account Value [Line Items]
Line Graph and Table Measure Name			Standpoint Multi-Asset Fund - Investor Class
Accumulated Value	10,000	10,230		14,236	14,711	14,999	16,871	17,404
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Accumulated Value	25,000	25,183		25,199	25,356	26,580	28,028	29,268
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Accumulated Value	9,977	9,972		11,925	10,917	11,769	14,071	15,963
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Accumulated Value	24,941	24,929		29,812	27,293	29,422	35,177	39,906
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,073		$ 10,080	$ 10,142	$ 10,632	$ 11,211	$ 11,707